Revision of Previously-Issued Financial Statements (Details) - Schedule of condensed statement of operations - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Net Income (Loss)	$ 170,155		$ 1,295,281			$ 5,982,340	$ 5,128,650
Net Income (Loss) per shares, Basic	$ 0		$ 0.03
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Operational Costs		$ 824,081		$ 2,022,164	$ 2,508,476
Net Income (Loss)		2,025,986		3,321,266	6,726,111
Adjusted [Member]
Condensed Income Statements, Captions [Line Items]
Operational Costs		(205,869)		(205,869)	(205,869)
Net Income (Loss)		205,869		205,869	205,869
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Operational Costs		618,212		1,816,295	2,302,607
Net Income (Loss)		$ 2,231,855		$ 3,527,135	$ 6,931,980
Class A Ordinary Shares
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic	0		0.03			$ 0.14	$ 0.14
Net Income (Loss) per shares, Diluted	0		0.03			0.14	0.14
Class A Ordinary Shares | As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic		$ 0.05		$ 0.08	$ 0.16
Net Income (Loss) per shares, Diluted		0.05		0.08	0.16
Class A Ordinary Shares | As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic		0.05		0.08	0.16
Net Income (Loss) per shares, Diluted		0.05		0.08	0.16
Class B Ordinary Shares
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic	0		0.03			0.14	0.14
Net Income (Loss) per shares, Diluted	$ 0		$ 0.03			$ 0.14	$ 0.14
Class B Ordinary Shares | As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic		0.05		0.08	0.16
Net Income (Loss) per shares, Diluted		0.05		0.08	0.16
Class B Ordinary Shares | As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) per shares, Basic		0.05		0.08	0.16
Net Income (Loss) per shares, Diluted		$ 0.05		$ 0.08	$ 0.16